Assets classified as held for sale (Details) - EUR (€) € in Thousands	Jun. 30, 2026	Dec. 31, 2025
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Assets classified as held for sale	€ 1,822	€ 0